Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement
Fair value measurement

22. Fair Value Measurement

(a) Assets and liabilities measured at fair value on a recurring basis

The following table summarizes, for assets and liabilities measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy as of December 31, 2023 and 2024:

		As of December 31,
Financial instruments	Fair value hierarchy	2023	2024
		RMB	RMB
Short-term investments (Note 8)	Level 2	100,311	41,221
Equity investments with readily determinable fair values (Note 8)	Level 1	3,560	2,346

Short-term investments

The short-term investments are comprised of investments in wealth management products issued by financial institutions. The Group estimates the fair value of investments in short-term investments using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. The short-term investments usually have short original maturities of less than 1 year, the carrying value approximates to fair value.

As of December 31, 2023 and 2024, gross unrealized gains of RMB311 and gross unrealized loss of RMB29 were recorded on short-term investments, respectively.

Equity investments with readily determinable fair values

The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Other financial instruments

As of December 31, 2023 and 2024, the carrying values of the following financial instruments are approximated to the fair values. They are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Cash and cash equivalents, restricted cash, term deposits, trade receivables, other receivables recorded in prepayment and other current assets, amounts due from/to related parties and receivables from online payment platforms are the financial instruments with carrying amounts that are approximated to the fair values due to their short-term nature. Loan receivables and long-term deposits are measured at amortized cost. Borrowings and accrued interest payables are carried at amortized cost. The carrying amount of the loan receivables, long-term deposits, borrowings and accrued interest payables are approximated to their respective fair values as the interest rates applied reflect the current quoted market yield for comparable financial instruments.

(b) Assets and liabilities measured at fair value on a nonrecurring basis

Investments under the measurement alternative method and equity method are reviewed periodically for impairment using fair value measurement. As of December 31, 2022, 2023 and 2024, certain investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies, with impairment losses incurred and recorded in earnings for the years then ended. The Group recognized impairment losses of RMB7,945, RMB444 and RMB7,350 for those investments for the years ended December 31, 2022, 2023 and 2024, respectively.

22. Fair Value Measurement (Continued)

(b) Assets and liabilities measured at fair value on a nonrecurring basis (Continued)

The Group’s non-financial assets, such as intangible asset, goodwill, property and equipment and operating lease assets, are measured at fair value only if they are determined to be impaired. The inputs used to measure the estimated fair value of such assets are classified as Level 3 in the fair value hierarchy due to the significance of unobservable inputs used. For the years ended December 31, 2022, 2023 and 2024, the Group recognized nil, nil and RMB540,009 of impairment loss for the goodwill, and RMB1,350, RMB844 and nil of impairment loss for the property and equipment based on management’s assessment.